Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	180,000,000	180,000,000
Common stock, shares issued	29,818,232	29,710,939
Common stock, shares outstanding	29,818,232	29,710,939